Write-Downs of Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2020 and 2021, the long-lived assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2020	2021
Investment in operating leases	¥5,208	¥8,055
Property under facility operations	436	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
During fiscal 2019, 2020 and 2021, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥2,418 million, ¥3,043 million and ¥3,020 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2019	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥712	1	¥16	1
Others*	0	—	1,690	—

Total	¥712	—	¥1,706	—

Fiscal Year ended March 31, 2020	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥0	—	¥529	2
Condominiums	159	1	77	3
Land undeveloped or under construction	0	—	2,083	2
Others*	0	—	195	—

Total	¥159	—	¥2,884	—

Fiscal Year ended March 31, 2021	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥331	1
Commercial facilities other than office buildings	1,067	5	189	1
Condominiums	0	—	64	2
Land undeveloped or under construction	0	—	98	2
Others*	0	—	1,271	—

Total	¥1,067	—	¥1,953	—

*
For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2019, 2020 and 2021 include write-downs of ¥825 million, ¥109 million and ¥1,099 million of hotels, respectively.